Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) - Jun. 30, 2026	HKD ($)	USD ($)
Schedule of Estimated Future Amortization Expense of Intangible Assets [Abstract]
2027	$ 1,868,004	$ 238,205
2028	1,868,004	238,205
2029	1,868,004	238,205
2030	1,416,982	180,692
2031+	3,400,000	433,563
Total	$ 10,420,994	$ 1,328,870